Earnings/(Loss) Per Share	12 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Earnings/(Loss) Per Share	Earnings/(loss) per share
Basic earnings/(loss) per share
Basic earnings/(loss) per share is calculated by dividing the net income attributable to shareholders by the weighted number of ordinary shares in issue during the year.

	2024	2023	2022
Ordinary shares in issue (000)	632 634	618 072	616 526
Adjustment for weighted number of ordinary shares in issue (000) (a)	(7 930)	(428)	(121)
Weighted number of ordinary shares in issue (000)	624 704	617 644	616 405
Adjustment for weighted number of treasury shares (000) (b)	(5 267)	(47)	(3 950)
Basic weighted average number of ordinary shares in issue (000)	619 437	617 597	612 455

	SA Rand
	2024	2023	2022
Total net profit/(loss) attributable to shareholders (million)	8 587	4 820	(1 052)
Total basic earnings/(loss) per share (cents)	1 386	780	(172)

(a)    These are the weighted number of ordinary shares for the years presented. The increase is mainly due to 12 651 525 shares issued on 4 April 2024 as part of the new Harmony ESOP scheme. Refer to note 22 for the actual number of treasury shares that are in issue.

(b)    These are the weighted number of treasury shares for the years presented. Refer to note 22 for the actual number of treasury shares that are in issue.

During 2022, the lock-in period expired for the Harmony ESOP Trust (Sisonke Scheme). Settlements and share distributions were made and the shares were no longer classified as treasury shares. For the 2022 year, the impact of the shares on the basic weighted average number of shares was 3 902 418.
12    Earnings/(loss) per share continued
Diluted earnings/(loss) per share
For diluted earnings/(loss) per share, the weighted average number of ordinary shares in issue is adjusted to assume conversion of all potential dilutive ordinary shares as a result of share options granted to employees under the share option schemes in issue. A calculation is performed to determine the number of shares that could have been acquired at fair value, determined as the average annual market share price of the company's shares, based on the monetary value of the subscription rights attached to the outstanding share options. The number of shares calculated as above is compared with the number of shares that would have been issued assuming the exercise of the share options.

	2024	2023	2022
Weighted average number of ordinary shares in issue (000)	619 437	617 597	612 455
Potential ordinary shares (000) (a) (b)	10 256	2 877	2 159
Weighted average number of ordinary shares for diluted earnings per share (000) (a)	629 693	620 474	614 614

	SA Rand
	2024	2023	2022
Total diluted earnings/(loss) per share (cents)	1 364	777	(172)

(a)    The increase in the weighted average number of diluted shares is as a result of the significant increase in the Harmony share price during the year. This impacted the base as well as the percentage applied to it to determine the bonus element. As a result, there are a larger number of dilutive shares across all active shares schemes, with the exception of the new ESOP scheme, which is anti-dilutive. This, combined with the 2023 deferred share plan implemented in September 2023, resulted in an increase in the diluted shares. The inclusion of the share options as potential ordinary shares had a dilutive effect on earnings per share in 2024 and 2023, whereas it had the opposite effect in 2022 due to the net loss attributable to shareholders.

(b)    The issue price and the exercise of share options issued to the employees include the fair value of any services to be supplied to the entity in the future under the share option or other share-based payment arrangements.
Dividends

Accounting policy
Dividends declared are recognised in the period in which they are approved by the board of directors. Dividends are payable in South African Rand.

Cash flows from dividends paid are classified under financing activities in the cash flow statement.

•The board declared an interim ordinary dividend of 147 SA cents for the year ended 30 June 2024 and R930 million was paid on 15 April 2024. The board did not declare an interim ordinary dividend for the year ended 30 June 2023. In 2022, a dividend of 40 SA cents was declared and R247 million was paid on 11 April 2022.
•For the 2023 year, a final dividend of 75 SA cents was declared by the board, amounting to R464 million which was paid on 16 October 2023. For 2022, 22 SA cents was declared and an amount of R136 million was paid on 17 October 2022.
•The board declared a final ordinary dividend of 94 SA cents for the year ended 30 June 2024 on 4 September 2024. An amount of R596 million was paid on 14 October 2024.
•Harmony declares an annual preference share dividend to the Harmony Gold Community Trust (the Trust). The board declared a preference dividend of R15 million which was paid to the Trust on 17 September 2024 (2023 and 2022: R9 million on 15 August 2023 and 11 August 2022 respectively).
•During 2024, dividend payments of R43 million were made to the non-controlling interest holders in Tswelopele Beneficiation Operation (Proprietary) Limited (TBO) (2023: R18 million) (2022: R16 million).

	SA Rand
	2024	2023	2022
Dividends declared (millions)	1 394	136	414
Dividend per share (cents)	222	22	67